Income tax expense/(benefit), Numerical Reconciliation of Prima Facie Tax Payable to Income Tax Expense/(Benefit) (Details) - AUD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerical reconciliation of prima facie tax payable to income tax expense/(benefit) [Abstract]
Profit/(loss) before income tax	$ 56,056	$ 3,087	$ (98,622)
Prima-facie tax at a rate	16,817	926	(29,587)
Tax effect of amounts which are not deductible (taxable) in calculating taxable income [Abstract]
Net R&D tax incentive credit	(20,939)	(7,408)	(6,688)
Remeasurement of provisions	7,441	13,915	7,423
Share-based payments expense	153	2,636	2,434
Employee Share Trust payments	(2,124)	(10,776)	(8,073)
Sundry items	562	569	2
Foreign exchange translation loss	0	1,028	(464)
Total	1,910	890	(34,953)
Current year tax losses not recognized	61,409	35,152	46,325
Prior year tax losses recognized	0	0	(854)
Adjustment for current tax of prior periods	0	0	561
Difference in overseas tax rates	(57,182)	(38,166)	(5,622)
Income tax (benefit)/expense	$ 6,137	$ (2,124)	$ 5,457
Prima-facie tax rate	30.00%	30.00%	30.00%